Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2021			$ 1,099	$ 2,628,356	$ 767,207	$ 8,993,370	$ 736,196	$ 13,126,228
Balance (in Shares) at Dec. 31, 2021			10,987,679
Foreign currency translation adjustment							(1,015,447)	(1,015,447)
Net income (loss)						1,415,745		1,415,745
Appropriation of Statutory reserve					69,008	(69,008)
Balance at Dec. 31, 2022			$ 1,099	2,628,356	836,215	10,340,107	(279,251)	13,526,526
Balance (in Shares) at Dec. 31, 2022			10,987,679
Shares issued			$ 340	14,093,195				14,093,535
Shares issued (in Shares)			3,404,685
Foreign currency translation adjustment							(330,116)	(330,116)
Net income (loss)						1,047,641		1,047,641
Balance at Dec. 31, 2023			$ 1,439	16,721,551	836,215	11,387,748	(609,367)	28,337,586
Balance (in Shares) at Dec. 31, 2023			14,392,364
Shares re-designated and re-classified	$ 620	$ 819	$ (1,439)
Shares re-designated and re-classified (in Shares)	6,200,364	8,192,000	(14,392,364)
Issuance of common stock and warrants in private placement	$ 1,491			8,198,509				8,200,000
Issuance of common stock and warrants in private placement (in Shares)	14,907,000
Foreign currency translation adjustment							(365,976)	(365,976)
Net income (loss)						(896,690)		(896,690)
Balance at Dec. 31, 2024	$ 2,111	$ 819		$ 24,920,060	$ 836,215	$ 10,491,058	$ (975,343)	$ 35,274,920
Balance (in Shares) at Dec. 31, 2024	21,107,364	8,192,000